CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Special Investment Trust (the “Registrant”) (1933 Act File No. 2-27962) certifies (a) that the forms of prospectus and statement of additional information dated May 1, 2011 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 113 (“Amendment No. 113”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 113 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-11-000483) on April 28, 2011.

Eaton Vance Balanced Fund
Eaton Vance Dividend Builder Fund
Eaton Vance Equity Asset Allocation Fund
Eaton Vance Large-Cap Growth Fund
Eaton Vance Large-Cap Value Fund
Eaton Vance Small-Cap Fund
Eaton Vance Small-Cap Value Fund
Eaton Vance Special Equities Fund
Eaton Vance Commodity Strategy Fund
Eaton Vance Greater India Fund
Eaton Vance Investment Grade Income Fund
Eaton Vance Parametric Option Absolute Return Strategy Fund
(formerly Eaton Vance Option Absolute Return Strategy Fund)
Eaton Vance Real Estate Fund

EATON VANCE SPECIAL INVESTMENT TRUST By: /s/ Maureen A. Gemma Maureen A. Gemma Secretary

Date: May 2, 2011